Fair Value-Text (Details) (USD $)	3 Months Ended	12 Months Ended				12 Months Ended	3 Months Ended		12 Months Ended												3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Recurring basis Total	Dec. 31, 2012 Recurring basis Level 3	Dec. 31, 2013 Fair Value, Measurements, Nonrecurring Level 3 loan	Mar. 31, 2014 CDO Bonds Payable	Mar. 31, 2013 CDO Bonds Payable	Dec. 31, 2013 CDO Bonds Payable	Mar. 31, 2014 Private Equity Funds	Dec. 31, 2013 Private Equity Funds	Mar. 31, 2014 ERROR in label resolution.	Dec. 31, 2013 ERROR in label resolution.	Mar. 31, 2014 Unconsolidated VIEs N-Star CDO equity	Dec. 31, 2013 Unconsolidated VIEs N-Star CDO equity	Dec. 31, 2013 Unconsolidated VIEs N-Star CDO equity Level 3	Mar. 31, 2014 Unconsolidated VIEs N-Star CDO equity Recurring basis Total	Dec. 31, 2013 Unconsolidated VIEs N-Star CDO equity Recurring basis Total	Mar. 31, 2014 Unconsolidated VIEs N-Star CDO equity Recurring basis Level 3	Dec. 31, 2013 Unconsolidated VIEs N-Star CDO equity Recurring basis Level 3	Mar. 31, 2014 Minimum Private Equity Funds	Mar. 31, 2014 Minimum ERROR in label resolution.	Mar. 31, 2014 Minimum N-Star CDO equity	Mar. 31, 2014 Maximum Private Equity Funds	Mar. 31, 2014 Maximum ERROR in label resolution.	Mar. 31, 2014 Maximum N-Star CDO equity
Fair Value Option
Asset Value										$ 571,903,000	$ 586,018,000	$ 194,657,000	$ 192,419,000
Transfers	0	0
Loans with provision for loan loss deconsolidated (loans)						1
Discount rate (percent)						7.00%															18.00%	7.50%	18.00%	24.00%	12.00%	20.00%
Capitalization rate (percent)						5.00%
Unrealized losses for bonds attributable to paydowns at par, including redemption and repurchases							15,000,000	44,600,000	69,800,000
Real estate securities, available for sale (refer to Note 8)	$ 961,135,000	$ 1,035,075,000	$ 1,108,393,000	$ 1,108,393,000	$ 321,938,000									$ 142,908,000	$ 158,274,000	$ 158,274,000	$ 142,908,000	$ 158,274,000	$ 142,908,000	$ 158,274,000